FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                               November 16, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
             Federated Municipal High Yield Advantage Fund (the "Fund")
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class F Shares

           1933 Act File No. 33-36729
           1940 Act File No. 811-6165


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated November 13, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 46 on November 13, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                   Very truly yours,



                                                   /s/ George Magera
                                                   George Magera
                                                   Assistant Secretary